Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments	$ 0	$ 0		$ 0
Rent expense	$ 1,300,000	$ 683,000	$ 308,000